Accounts Receivable, Net - Schedule of Allowance of Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance of Credit Losses [Abstract]
Balance at the beginning of the period	$ 26,617	$ 21,862
Additions		6,278
Decrease	(576)
Foreign currency translation	809	491
Balance at the end of the period	$ 26,850	$ 28,631